Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of the Stock Option Plan	A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024		2025		2026
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen		Yen
Outstanding at beginning of the fiscal year	98,457,500	2,062	97,809,500	2,330	81,169,300	2,442

Granted	12,190,500	2,533	4,302,800	2,927	2,977,000	4,461

Exercised	(10,608,500)	1,359	(18,930,500)	1,843	(18,290,600)	2,291

Forfeited or expired	(2,230,000)	2,660	(2,012,500)	2,796	(840,800)	2,631

Outstanding at end of the fiscal year	97,809,500	2,330	81,169,300	2,442	65,014,900	2,595

Exercisable at end of the fiscal year	59,409,500	2,166	59,515,500	2,403	54,224,900	2,465

Summary of Unexercised Stock Acquisition Rights

A summary of unexercised stock acquisition rights as of March 31, 2024, 2025 and 2026 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2024	2025	2026
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥483	417,500	-	-
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$4.14	613,500	-	-
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥681	445,000	230,500	-
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$4.68	656,500	337,000	-
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥673	1,157,000	755,500	404,500
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$5.39	1,430,500	983,000	476,500
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥1,047	1,401,000	944,500	629,000
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$8.32	2,528,500	1,486,500	1,005,000
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥1,089	7,500	4,500	3,000
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥1,288	2,983,500	2,308,500	1,681,000
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$10.42	3,271,500	1,926,500	1,326,500
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥1,341	4,373,000	2,799,000	1,706,000
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$11.37	4,582,000	2,736,000	2,356,000
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥1,848	8,270,000	6,386,000	4,247,000
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$16.67	8,573,000	5,641,000	4,117,500
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥2,870	11,656,000	10,635,000	7,535,500
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$24.15	10,689,000	10,119,500	7,206,000
47 th	November 16, 2022	November 16, 2023 to November 15, 2032	¥2,278	12,006,000	10,686,500	8,823,000
48 th	November 16, 2022	November 16, 2023 to November 15, 2032	$14.75	10,620,000	7,836,500	6,079,500
49 th	November 27, 2023	November 27, 2024 to November 26, 2033	¥2,589	6,471,000	6,392,000	5,950,500
50 th	November 27, 2023	November 27, 2024 to November 26, 2033	$16.27	5,657,500	4,658,500	4,292,500
51 st	November 25, 2024	November 25, 2025 to November 24, 2034	¥2,948	-	2,867,000	2,844,800
52 nd	November 25, 2024	November 25, 2025 to November 24, 2034	$18.10	-	1,435,800	1,362,100
53 rd	November 25, 2025	November 25, 2026 to November 24, 2035	¥4,512	-	-	2,030,700
54 th	November 25, 2025	November 25, 2026 to November 24, 2035	$28.88	-	-	938,300

Summary of the restricted stock unit plan during the fiscal years
A summary of the activities regarding the restricted stock unit plan during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024	2025	2026
	Number of rights (share) *	Number of rights (share) *	Number of rights (share) *
Outstanding at beginning of the fiscal year	2,443,150	8,255,925	15,089,851

Units granted	6,913,640	10,215,944	8,885,104

Adjustment of the number of shares to be delivered	-	-	493,816

Vesting	(757,040)	(2,746,775)	(5,250,576)

Forfeited	(343,825)	(635,243)	(1,370,809)

Outstanding at end of the fiscal year	8,255,925	15,089,851	17,847,386

*
The outstanding number of rights (shares) at the beginning and end of the fiscal year represents the number of shares of Sony Group Corporation’s common stock to be delivered upon vesting of the restricted stock units.

Summary of The weighted-average fair value of the units on the grant date of the restricted stock units	The weighted-average fair value per share on the grant date of the restricted stock units during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024		2025		2026
Date of grant	July 25, 2023	November 27, 2023	July 25, 2024	November 25, 2024	July 25, 2025	November 25, 2025
The weighted-average fair value (Yen)	2,587	2,532	2,644	2,944	3,663	4,351